Commitments and Contingencies (Details) - Schedule of minimum contractual commitments - Manscaped Holdings, LLC [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of minimum contractual commitments [Line Items]
2022	$ 3,651
2023	3,259
2024	3,300
Total	$ 10,210